Purchase Option	12 Months Ended
Oct. 31, 2011
Purchase Option [Abstract]
Purchase Option [Text Block]
8. PURCHASE OPTION

The Company sold to the underwriter, for $100, an option to purchase up to a total of 150,000 units. The units issuable upon exercise of this option are identical to those offered in the IPO. This option is exercisable at $11.00 per unit, and may be exercised on a cashless basis, in whole or in part, during the period from the later of the commencement of a Business Transaction or the one year anniversary of the date of the offering through July 20, 2016. The option, the 150,000 units, the 150,000 shares of common stock, the 150,000 warrants underlying the units and the 150,000 shares of common stock underlying the warrants were deemed compensation by the Financial Industry Regulatory Authority (“FINRA”) and are therefore subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of the FINRA Conduct Rules. Additionally, the option may not be sold, transferred, assigned, pledged or hypothecated for 180 days following the date of the IPO, except to any underwriter and selected dealer participating in the IPO and their bona fide officers or partners. Although the purchase option and its underlying securities were registered under the offering, the purchase option grants to holders demand and “piggy back” rights for period of five and seven years, respectively, from the date of the IPO with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the option. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions which will be paid for by the holders themselves. The Company will have no obligation to net cash settle the exercise of the purchase option or the warrants underlying the purchase option. The holder of the purchase option will not be entitled to exercise the purchase option or the warrants underlying the purchase option unless a registration statement covering the securities underlying the purchase option is effective or an exemption from registration is available. If the holder is unable to exercise the purchase option or the underlying warrants, the purchase option or warrants, as applicable, will expire worthless.

The sale of the purchase option was accounted for as a cost attributable to the IPO. As such, the fair value of the option was recorded as a charge to shareholders’ equity. Accordingly, there was no net impact on the financial position or results of operations, except for the recording of the $100 proceeds from the sale. Because our units or other securities do not have a trading history, management has estimated, based upon a Black-Scholes model, that the fair value of the option on the date of sale was approximately $775,000, using an expected life of five years after the first anniversary of the effective date of the registration statement for the IPO, volatility of 69.03%, and a risk-free rate of 1.48%.The expected volatility of approximately 69.03% was estimated by management based on evaluation of the average historical volatilities of fifteen international maritime shipping companies with vessels in the dry bulk and tanker sectors. Management believes the volatility estimate is a reasonable benchmark to use in estimating the expected volatility of the Company’s units. Although an expected life of five years was used in the calculation, if a Business Transaction is not consummated within the prescribed time period and the Company liquidates, the purchase option will become worthless.
The Company has evaluated the accounting treatment of this option. The term of the option satisfies the applicable requirements of FASB ASC 815-10-15, which provides guidance on identifying the contract that should not be accounting for as derivative instruments and FASB ASC 815-40-15. Accordingly, the Company classified this instrument as additional paid-in capital.